Debt Discount	9 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Debt Discount

NOTE 9. DEBT DISCOUNT

The Company recorded the debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining fair value of the derivative liability, as it exceeded the gross proceeds of the note.

The Company recorded derivative income of $89,358 and $0 for the three months ended March 31, 2016 and 2015 respectively and a derivative expense of $4,614,094 and $0 for the nine-months ended March 31, 2016 and 2015.

Accumulated amortization of derivative discount amounted to $192,663 as of March 31, 2016 and $0 for the year ended June 30, 2015.